UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2007
                                                 -----------------------------

Check here if Amendment [_]; Amendment Number: ______
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Sirius Advisors LLC
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Address:    2321 Rosecrans Ave, Suite 3200
         ----------------------------------
            El Segundo, CA  90245
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Form 13F File Number: 28-
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Garrett M. Wilson
      -----------------------------------------
Title:              President
        ---------------------------------------
Phone:              (310) 492-5114
       ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Garrett M. Wilson             El Segundo, CA              2-12-2008
----------------------- ------------------------------- -------------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                   -----------------------

Form 13F Information Table Entry Total:                  9
                                        ------------------

Form 13F Information Table Value Total:             $1,248
                                        ------------------
                                                (thousands)

List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE

                                                       VALUE   SHARES OR  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CROWN CRAFTS INC              COM          228309100     62     17,500     SH         SOLE       0        17,500     0        0
FORGENT NETWORKS INC          COM          34629U103     34     44,415     SH         SOLE       0        44,415     0        0
ISORAY INC                    COM          46489V104     63     31,173     SH         SOLE       0        31,173     0        0
JOHNSON & JOHNSON             COM          478160104    297      4,450     SH         SOLE       0         4,450     0        0
MERCK & CO INC                COM          589331107    303      5,207     SH         SOLE       0         5,207     0        0
OPTIMAL GROUP INC             CL A NEW     68388R208     47     11,250     SH         SOLE       0        11,250     0        0
QUADRAMED CORP                COM          74730W101     43     22,739     SH         SOLE       0        22,739     0        0
SCHERING PLOUGH CORP          COM          806605101    333     12,502     SH         SOLE       0        12,502     0        0
TENET HEALTHCARE CORP         COM          88033G100     68     13,300     SH         SOLE       0        13,300     0        0
                                                      -----
                                                      1,248